Other Intangible Assets Major Classes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Intangible Assets by Major Class [Line Items]
Total Other Intangible Assets gross carrying amount	$ 710,380	$ 679,273
Amortized intangible assets, gross carrying amount	518,863	491,834
Amortized intangible assets, accumulated amortization	250,844	219,660
Amortized intangible assets, net other intangible assets	268,019	272,174
Total Other Intangible Assets, net	459,536	459,613
Tradenames and Trademarks
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	33,219	30,223
Amortized intangible assets, accumulated amortization	15,435	13,222
Amortized intangible assets, net other intangible assets	17,784	17,001
Indefinite-lived intangible assets, net other intangible assets	191,517	187,439
Tradenames and Trademarks | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	2 years
Tradenames and Trademarks | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years
Formulae
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	226,200	216,418
Amortized intangible assets, accumulated amortization	124,413	113,315
Amortized intangible assets, net other intangible assets	101,787	103,103
Formulae | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	3 years
Formulae | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Customer-Related Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	201,968	196,376
Amortized intangible assets, accumulated amortization	80,667	66,077
Amortized intangible assets, net other intangible assets	121,301	130,299
Customer-Related Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	3 years
Customer-Related Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	57,476	48,817
Amortized intangible assets, accumulated amortization	30,329	27,046
Amortized intangible assets, net other intangible assets	$ 27,147	$ 21,771
Other Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	2 years	1 year
Other Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years